Organization and Description of Business	6 Months Ended
Dec. 31, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business

(1) Organization and Description of Business

Maase Inc. (the “Company”) (formerly known as “Highest Performances Holdings Inc.” and “Puyi Inc.”) was incorporated in the Cayman Islands in July 2018 and listed on the Nasdaq on March 29, 2019. On March 13, 2024, the Company changed its name from Puyi Inc. to Highest Performances Holdings Inc. On June 3, 2025, the Company changed its name from Highest Performances Holdings Inc. to Maase Inc.

AIFU Inc. (“AIFU”) (formerly known as “AIX Inc.” and “Fanhua Inc.”) held approximately 4.46% of the Company’s equity interests since September 2018. On December 22, 2023, the Company entered into a share repurchase agreement with AIFU, pursuant to which the Company agreed to repurchase all of the 4.46% equity interests (see details in Note 20). Concurrently, a wholly-owned subsidiary of AIFU entered into a share transfer agreement with the Company to acquire 15.41% equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of the Company, at an aggregate consideration including a transfer price for the aforementioned 4.46% equity interests and cash of RMB10,463 which was accounted for as a partial disposal of the Group’s equity interests in Puyi Fund to AIFU without losing its control over Puyi Fund. No disposal gain or loss was recognized.

On December 27, 2023, the Company and certain shareholders of AIFU (the “Selling Shareholders”) entered into securities exchange agreements (the “Securities Exchange Agreements”). According to the terms and conditions set forth in the Securities Exchange Agreements, the Company issued an aggregate of 284,113,315 ordinary shares (equivalent to 3,156,814 Class A ordinary shares of a par value of US$0.09 each (the “Class A Ordinary Shares”) after giving effect to the 1-for-90 reverse share split effected on June 23, 2025) to the Selling Shareholders, and in exchange therefor, the Selling Shareholders transferred to the Company an aggregate of 568,226,628 ordinary shares of AIFU (equivalent to 1,420,567 Class A ordinary shares of AIFU after giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) that they beneficially owned (the “Transaction through Exchange of Equity Interests”). The transaction was completed on December 31, 2023. As a result of the Transaction through Exchange of Equity Interests, the Company owned approximately 50.10% of AIFU’s equity interests and the Selling Shareholders collectively obtained around 76.67% of the Company’s equity interests. Upon the closing of the transaction, the Company directly owned a majority equity interest as well as the voting rights in AIFU through which the Company possessed a controlling financial interest. On the other hand, the 76.67% of the Company’s equity interests were dispersed amongst the individual Selling Shareholders with none holding a majority equity interest in the Company. The transaction is accounted for as a business combination using the acquisition method. The Company, as a legal acquirer, is determined as the accounting acquirer while AIFU is identified as the legal and accounting acquiree. In identifying the accounting acquirer, management’s assessment gives more weight to the factor in which the Company obtained control over more than 50% of the voting interests in AIFU.

On December 27, 2024, AIFU transferred all of its interests in Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”) and Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”) and its subsidiaries to BGM Group Ltd. (“BGM”) in exchange for BGM’s 69,995,661 Class A ordinary shares at a consideration of approximately US$140,000 (the “BGM Transaction”). Prior to the transaction, AIFU performed a series of restructuring to transfer equity interest of Fanhua RONS Technologies and Xinbao Investment to a newly incorporated wholly owned subsidiary through contractual arrangements. The historical contractual arrangements among (x) the AIFU’s wholly-owned PRC subsidiary Fanhua Insurance Sales Service Group Company Limited and Beijing Fanlian Investment Co., Ltd., (y) the former consolidated VIEs, and (z) the individual nominee shareholders of the former consolidated VIEs (“AIFU’s Contractual Arrangements”) were terminated at the date of closing the transaction with BGM.

In January 2025, AIFU disposed of 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”) to a third party for cash consideration of RMB30,240. Meidiya holds approximately 44.7% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries (collectively referred to as the “Disposed Adjusting Group”). The Disposed Adjusting Group historically constituted the Group’s claims-adjusting segment, over which the Group exercised control through a series of act-in-concert arrangements. Accordingly, the Group deconsolidated the Disposed Adjusting Group with effect from January 1, 2025 and no longer conducts any material operations in the claims-adjusting business.

In September 2025, the Company entered into an agreement with a third party to dispose of 100% equity interests in Puyi Group Limited, together with all equity interests in subsidiaries directly or contractually controlled by Puyi Group Limited (collectively referred to as the “Disposed Puyi Group”) for a total cash consideration of RMB70,000. Accordingly, the Group deconsolidated the Disposed Puyi Group with effect from September 30, 2025, and no longer conducts any material operations in the wealth management business.

On July 18, 2025, the Company entered into a transaction agreement to acquire 100% of the equity interest of Real Prospect Limited (“Real Prospect”), for a consideration of an aggregate of 98,002,174 Class A Ordinary Shares, at a purchase price of US$1.5 per share. The Group completed the acquisition of Real Prospect and its subsidiaries on October 28, 2025.

On July 28, 2025, the Company entered into a transaction agreement to acquire 100% of the equity interest of Carve Group Ltd (“Carve Group”), for a consideration of an aggregate of 195,894,609 Class A Ordinary Shares, at a purchase price of US$1.5 per share. MAAS completed the acquisition of Carve Group and its subsidiaries on August 27, 2025.

In December 2025, AIFU completed the issuance of 5,000,000 Class B ordinary shares to a third party. Following this issuance, the Company’s aggregate beneficial ownership of the total outstanding shares of AIFU was diluted to approximately 7.85%, and its aggregate voting power was diluted to approximately 16.75%. As a result of the AIFU reorganization, the Group no longer holds the controlling financial interest in AIFU and its subsidiaries (collectively referred to as the “Deconsolidated AIFU Group”). Accordingly, the Deconsolidated AIFU Group was deconsolidated from the Group as of December 31, 2025, and the Group no longer conducts any material operations in the insurance agency business.

The Company, its subsidiaries and the consolidated variable interest entities (see Note 2(a) for details) are collectively referred to as the “Group”.  In prior fiscal years, the Group was principally engaged in the provision of agency services and wealth management service. Following the disposal of the Disposed Puyi Group in September 2025 and the deconsolidation of the Deconsolidated AIFU Group in December 2025, the Group is principally engaged in the provision of sale of health and wellness products including bird’s nest-based nutritional products, and the sale of mobile charging robots and charging piles, and convenient charging services in the People’s Republic of China (the “PRC”). Consequently, the Group has ceased its wealth management business since the disposal of the Disposed Puyi Group and its agency business since the deconsolidation of the Deconsolidated AIFU Group (see Note 4 for details). Additionally, following the disposal of the Disposed Adjusting Group in January 2025, the Group has no longer engaged in the claim adjusting business (see Note 4 for details).

As of December 31, 2025, subsidiaries of the Company include the following:

Entities	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activity
Carve Group Ltd (“Carve Group”)	February 5, 2025	British Virgin Islands	100%	an investment holding company
Yunshang Management Company Limited (“Yunshang”)	March 27, 2025	Hong Kong	100%	an investment holding company
Shenzhen Hillstar Management Consulting Co., Ltd (“Shenzhen Hillstar”)	July 3, 2025	Shenzhen, China	100%	an investment holding company
Zhongshen Resources Development (Liaoning) Co., Ltd (“Zhongshen”)	February 11,2025	Liaoning, China	100%	cultivation and supply of scarce wild-grown traditional Chinese medicine resources
Glyken Bird Nest Technology (Shenzhen) Co., Ltd (“Glyken”)	April 1, 2020	Shenzhen, China	100%	sales of health and wellness products
Guangxi Free Trade Zone Yanwo Bio-technology Co., Ltd. (“Guangxi Yanwo”)	August 10, 2020	Guangxi, China	90%*	research and development, production, and sales of health and wellness products
Yanwa Brand Operation (Shenzhen) Co., Ltd.	January 26, 2020	Shenzhen, China	100%	sales of health and wellness products
Yanwo Health Food Technologies (Shenzhen) Co., Ltd.	December 12, 2019	Shenzhen, China	100%	sales of health and wellness products
Real Prospect Limited (“Real Prospect”)	June 27, 2025	Hong Kong	100%	an investment holding company
Shenzhen Guibao Intelligent Management Co., Ltd. (“Shenzhen Guibao”)	August 4, 2025	Shenzhen, China	100%	an investment holding company
Qingdao Mai Si Technology Co., Ltd. (“Maisi”)	January 19, 2024	Qingdao, China	100%	Developing, production, and operating charging piles and mobile charging robots to provide convenient charging services

Note: Glyken holds a 90% equity interest in Guangxi Yanwo, while the remaining 10% equity interest is subscribed to by an independent third party. Pursuant to Article 42 of the Articles of Association of Guangxi Yanwo, profits shall be distributed among shareholders in proportion to their respective paid-in capital contributions. As of December 31, 2025, Glyken has fully paid its capital contribution to Guangxi Yanwo, whereas the 10% minority shareholder has not yet made any capital contribution. In accordance with the Articles of Association of Guangxi Yanwo, Glyken is entitled to 100% of the dividends distributable by Guangxi Yanwo.